Contract Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities	Contract liabilities is comprised of the following:
	As of
	October 31, 2025	October 31, 2024
Unearned franchise fee	194,753	309,315
Customer deposit	—	16,609
Total, net	194,753	325,924

Schedule of Unearned Franchise Fee

Unearned franchise fee comprised of the following:

	October 31, 2025	October 31, 2024
Li Yi	—	7,005
Gao Wenjing	—	31,563
Wang Zhiya	—	23,287
Yu Yang	58,015	—
Wang Limin	—	12,510
Li Jie	—	6,390
Sheng Xidong	—	6,890
Zhou Guixiang	—	13,626
Wang Xuefeng	—	40,801
	October 31, 2025	October 31, 2024
Ge Xiaoqing	—	6,967
Li Ruonan	—	2,309
Meng Hao	—	7,313
Chen Yu	—	500
Wang Hongli	2,850	2,848
Zhang Ying	2,964	2,964
Liu Zonghui	—	16,359
Liu Jie	—	41,955
Zhu Hongjun	—	45,612
Zhou Qianqian	—	40,416
Zheng Tinghai	12,242	—
Tang Sumei	26,947	—
Jin Huazhong	34,935	—
Shen Huaimei	56,800	—
Total	194,753	309,315